Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payables.
Payables	€ 3,749	€ 4,102
Invoices to be received	5,756	4,006
Total trade payables	€ 9,505	€ 8,108